Shareholder Report, Holdings (Details) - C000081163	Mar. 31, 2025
Apollo Global Management, Inc.None_03769M106
Holdings [Line Items]
Percent of Total Investments	8.26%
Blackstone, Inc.NoneA_09260D107
Holdings [Line Items]
Percent of Total Investments	7.25%
Fiserv, Inc.None_337738108
Holdings [Line Items]
Percent of Total Investments	7.12%
Arthur J Gallagher & Co.None_363576109
Holdings [Line Items]
Percent of Total Investments	6.29%
Alphabet, Inc.NoneC_02079K107
Holdings [Line Items]
Percent of Total Investments	5.69%
RadNet, Inc.None_750491102
Holdings [Line Items]
Percent of Total Investments	5.58%
Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	5.53%
Credit Acceptance Corp.None_225310101
Holdings [Line Items]
Percent of Total Investments	4.35%
Ashtead Group PLCNone_G05320109
Holdings [Line Items]
Percent of Total Investments	4.26%
The Charles Schwab Corp.None_808513105
Holdings [Line Items]
Percent of Total Investments	3.84%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	42.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%